CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 37,536,356	$ (2,101,972)	$ 56,248,127
Net cash used in investing activities	(34,705,466)	(56,573,299)	(55,611,450)
Net cash (used in)/provided by financing activities	(447,643)	38,937,141	118,761,977
Cash as of January 1	228,861,009	246,600,917	119,477,298
Cash as of December 31	237,060,422	228,861,009	246,600,917
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(3,192,625)	(2,421,284)	(7,887,611)
Net cash used in investing activities			(48,000,000)
Net cash (used in)/provided by financing activities	(84,736)	(1,554,674)	61,957,131
Cash as of January 1	7,645,949	11,621,907	5,552,387
Cash as of December 31	$ 4,368,588	$ 7,645,949	$ 11,621,907